Interest Expense (Details) - Schedule of Interest Expense - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest Expense [Abstract]
Interest accretion on deferred consideration	$ 79,921	$ 39,763	$ 157,999	$ 79,104
Interest accretion on lease liability	16,942	6,126	35,005	12,564
Debenture interest	2,170,468		2,170,468
Other interest expenses	873	2,219	873
Total	$ 2,268,204	$ 43,670	$ 2,364,345	$ 91,668